Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Apr 26, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013
Contravisory Strategic Equity Fund | Investor Class
Risk/Return:
Trading Symbol	CSEFX
Contravisory Strategic Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	CSSFX

Contravisory Strategic Equity Fund
Contravisory Strategic Equity Fund
Investment Objective
The Contravisory Strategic Equity Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Contravisory Strategic Equity Fund	Investor Class	Institutional Class
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Contravisory Strategic Equity Fund		Investor Class	Institutional Class
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		4.19%	4.19%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	5.25%	5.00%
Fee Waiver and/or Expense Reimbursement		(3.99%)	(3.99%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.26%	1.01%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Contravisory Investment Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and/or pay the Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Investor Class shares of the Fund to 1.25% and Institutional Class shares of the Fund to 1.00% of the Fund's average net assets (the "Expense Caps"), effective April 30, 2013. (Previously, the Expense Caps were 1.50% and 1.25%, respectively.) The Expense Caps are indefinite and will remain in effect at least until April 30, 2014. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years as long as such reimbursement does not cause the Fund's Operating Expenses to exceed the Expense Caps. Any such reimbursement is subject to Board review and approval. The Operating Expenses Limitation Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Contravisory Strategic Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	128	1,215	2,296	4,975
Institutional Class	103	1,143	2,183	4,783

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies of any market capitalization and other equity securities, including shares of exchange-traded funds (“ETFs”).  The Fund may also invest up to 20% of its net assets in the stocks of foreign companies which are U.S. dollar denominated and traded on a domestic national securities exchange, including American Depositary Receipts (“ADRs”).

The Advisor’s buy/sell discipline and investment management process is based on a proprietary quantitative/technical model, which uses internally generated research.  A private database tracks over 2000 stocks, industry groups, and market sectors.  The goal is to create a portfolio which seeks capital appreciation primarily through the purchase of domestic equity securities.  The approach is designed to separate strong performing stocks from weak performing stocks within the equity markets.  By analyzing long-term relative price trends, the Advisor is able to determine leading or lagging stocks in the market.  This trend analysis reflects what the Advisor believes are the two primary drivers of stock price behavior:  the underlying company fundamentals and investor sponsorship or “psychology.”  Investor psychology is judged by the relative price action of stocks.  To the Advisor, an up-trending stock price assumes a positive psychology associated with the accumulation.  Likewise, a down-trending relative price assumes a negative investor psychology with respect to the stock.  The Advisor gives particular emphasis to changes in trend direction, either positive or negative.  The Advisor selects the Fund’s stock investments without regard to a company’s market capitalization or whether the stock is considered growth versus value, and the Fund may invest across all industries.  The Advisor will consider selling a security if it believes the security is no longer consistent with the Fund’s objective or no longer meets its valuation criteria.

Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the Fund.  The following principal risks can affect the value of your investment:

●
General Market Risk.  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

●	Management Risk. The Advisor may fail to implement the Fund’s investment strategies and meet its investment objective.

●
Foreign Securities Risk.  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●
Large Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●
Small- and Medium-Sized Company Risk.  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

●
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

Performance
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart below illustrates how the Institutional Class shares of the Fund performed in its first full calendar year of operations.  The table on the next page illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index.  This comparison is provided to offer a broader market perspective.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the Fund’s website at www.contravisoryfunds.com.

Calendar Year Total Return Institutional Class

Highest Quarterly Return:	Q1, 2012	8.76%

Lowest Quarterly Return:	Q2, 2012	0.64%

Average Annual Total Return as of December 31, 2012
Average Annual Returns Contravisory Strategic Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Shares Return Before Taxes	13.70%	(0.78%)	Jun 30, 2011
Investor Class	Investor Class Shares Return Before Taxes	13.62%	(0.88%)	Jun 30, 2011
After Taxes on Distributions Institutional Class	Institutional Class Shares Return After Taxes on Distributions	13.51%	(0.91%)
After Taxes on Distributions and Sale of Fund Shares Institutional Class	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	9.16%	(0.67%)
S&P 500�� TR Index (reflects no deduction for fees, expenses or taxes)	S&P 500® TR Index (reflects no deduction for fees, expenses or taxes)	16.00%	7.65%	Jun 30, 2011

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund’s shares were sold at the end of the specified period.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Contravisory Strategic Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Contravisory Strategic Equity Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies of any market capitalization and other equity securities, including shares of exchange-traded funds (“ETFs”).  The Fund may also invest up to 20% of its net assets in the stocks of foreign companies which are U.S. dollar denominated and traded on a domestic national securities exchange, including American Depositary Receipts (“ADRs”).

The Advisor’s buy/sell discipline and investment management process is based on a proprietary quantitative/technical model, which uses internally generated research.  A private database tracks over 2000 stocks, industry groups, and market sectors.  The goal is to create a portfolio which seeks capital appreciation primarily through the purchase of domestic equity securities.  The approach is designed to separate strong performing stocks from weak performing stocks within the equity markets.  By analyzing long-term relative price trends, the Advisor is able to determine leading or lagging stocks in the market.  This trend analysis reflects what the Advisor believes are the two primary drivers of stock price behavior:  the underlying company fundamentals and investor sponsorship or “psychology.”  Investor psychology is judged by the relative price action of stocks.  To the Advisor, an up-trending stock price assumes a positive psychology associated with the accumulation.  Likewise, a down-trending relative price assumes a negative investor psychology with respect to the stock.  The Advisor gives particular emphasis to changes in trend direction, either positive or negative.  The Advisor selects the Fund’s stock investments without regard to a company’s market capitalization or whether the stock is considered growth versus value, and the Fund may invest across all industries.  The Advisor will consider selling a security if it believes the security is no longer consistent with the Fund’s objective or no longer meets its valuation criteria.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the Fund.  The following principal risks can affect the value of your investment:

●
General Market Risk.  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

●	Management Risk. The Advisor may fail to implement the Fund’s investment strategies and meet its investment objective.

●
Foreign Securities Risk.  Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●
Large Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●
Small- and Medium-Sized Company Risk.  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

●
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart below illustrates how the Institutional Class shares of the Fund performed in its first full calendar year of operations.  The table on the next page illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index.  This comparison is provided to offer a broader market perspective.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the Fund’s website at www.contravisoryfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.contravisoryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return:	Q1, 2012	8.76%

Lowest Quarterly Return:	Q2, 2012	0.64%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.64%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the individual investor's situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund’s shares were sold at the end of the specified period.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2012
S&P 500�� TR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® TR Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2011
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.25%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.99%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,975
Label	rr_AverageAnnualReturnLabel	Investor Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.88%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2011
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.00%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.99%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,143
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,183
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,783
Annual Return 2012	rr_AnnualReturn2012	13.70%
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.78%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2011
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.91%)
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.67%)

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Contravisory Investment Management, Inc. (the "Advisor") has contractually agreed to reduce its fees and/or pay the Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Investor Class shares of the Fund to 1.25% and Institutional Class shares of the Fund to 1.00% of the Fund's average net assets (the "Expense Caps"), effective April 30, 2013. (Previously, the Expense Caps were 1.50% and 1.25%, respectively.) The Expense Caps are indefinite and will remain in effect at least until April 30, 2014. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years as long as such reimbursement does not cause the Fund's Operating Expenses to exceed the Expense Caps. Any such reimbursement is subject to Board review and approval. The Operating Expenses Limitation Agreement may be terminated at any time by the Board upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013